Customer Loans and Valuation Accounts (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Pawn, Total customer loans	$ 115,234	$ 103,181
Pawn, Less allowance for doubtful accounts	0	0
Pawn, Total	115,234	103,181
Consumer Loan, Total customer loans	1,534	1,990
Consumer Loan, Less allowance for doubtful accounts	(84)	(111)
Consumer Loan, Total	1,450	1,879
Total, Total customer loans	116,768	105,171
Total, Less allowance for doubtful accounts	(84)	(111)
Total, Total	$ 116,684	$ 105,060	$ 74,145